Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 3,482,292	¥ 3,066,738
Marketable equity securities included in investment in equity method investees, aggregated market values	5,099,671	4,714,562
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 58,061	6,949	¥ 53,758
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	22.58%
Marketable equity securities
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 2,918,480	2,481,644
Marketable equity securities | Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	2,443,602	2,058,638
Marketable equity securities | Morgan Stanley MUFG Securities, Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 194,225	¥ 183,932